Shareholders' capital - Additional Information (Detail) CAD / shares in Units, CAD in Thousands		1 Months Ended			2 Months Ended	12 Months Ended
	Dec. 29, 2014 CAD CAD / shares shares	Dec. 31, 2015 CAD CAD / shares shares	Dec. 31, 2014 CAD CAD / shares shares	Sep. 30, 2014 CAD CAD / shares shares	Mar. 10, 2016 shares	Dec. 31, 2015 CAD Right CAD / shares shares	Dec. 31, 2014 CAD CAD / shares shares	Jan. 01, 2013 shares
Stockholders Equity Note [Line Items]
Number of voting rights per share | Right						1
Discount rate on share purchases						50.00%
Common shares issued | shares						14,355,000	29,444,000
Proceeds from subscription receipts						CAD 0	CAD 110,503
Discount rate on share purchases under dividend reinvestment plan						5.00%
Carrying amount		CAD 213,805	CAD 213,805			CAD 213,805	213,805
Total share-based compensation expense						CAD 5,330	3,248
Death Benefits
Stockholders Equity Note [Line Items]
Stock options exercised period						1 year
Resignation or Termination
Stockholders Equity Note [Line Items]
Stock options exercised period						30 days
Maximum | Retirement
Stockholders Equity Note [Line Items]
Stock options exercised period						90 days
Minimum
Stockholders Equity Note [Line Items]
Percentage of outstanding stock to be purchased to acquire discount (or more)						20.00%
Subsequent Event
Stockholders Equity Note [Line Items]
Additional shares issued under dividend reinvestment plan | shares					292,337
Employee Stock Option
Stockholders Equity Note [Line Items]
Total share-based compensation expense						CAD 2,742	1,931
Unrecognized compensation costs, non-vested options		CAD 3,125				CAD 3,125
Unrecognized compensation costs, non-vested options, period of recognition						1 year 8 months 27 days
Stock Option Plans | Maximum
Stockholders Equity Note [Line Items]
Percentage of shares reserves under plan (must not exceed)						10.00%
Performance Share Units
Stockholders Equity Note [Line Items]
Performance share units granting period						3 years
Percentage of shares issued on number of PSU grants, minimum						0.00%
Percentage of shares issued on number of PSU grants, maximum						197.50%
Employee share purchase
Stockholders Equity Note [Line Items]
Total share-based compensation expense						CAD 158	CAD 116
Vesting period of matching contribution shares						1 year
Maximum aggregate number of shares reserved for issuance from treasury | shares		2,000,000				2,000,000
Common stock, shares issued | shares		111,355	93,598			111,355	93,598
Deferred Share Units
Stockholders Equity Note [Line Items]
Shares issued during period | shares						157,471	110,241
Performance share units
Stockholders Equity Note [Line Items]
Total share-based compensation expense						CAD 2,026	CAD 928
Unrecognized compensation costs, non-vested awards		CAD 1,866				CAD 1,866
Unrecognized compensation costs, non-vested options, period of recognition						1 year 7 months 17 days
Percent of performance goals achieved						100.00%
Series A Preferred Stock
Stockholders Equity Note [Line Items]
Shares issued, price per share (CAD per share) | CAD / shares		CAD 25	CAD 25			CAD 25	CAD 25
Preferred stock issued, shares | shares		4,800,000	4,800,000			4,800,000	4,800,000
Carrying amount		CAD 116,546	CAD 116,546			CAD 116,546	CAD 116,546
Fixed cumulative annual dividend per share | CAD / shares		CAD 1.125				CAD 1.125
Subsequent yield period						5 years
Preferred stock redemption price per share (in dollars per share) | CAD / shares		25				CAD 25
Series C Preferred Stock
Stockholders Equity Note [Line Items]
Preferred stock redemption price per share (in dollars per share) | CAD / shares		CAD 53,400				CAD 53,400
Redeemable preferred stock issued, shares | shares		100				100		100,000
Series D Preferred Stock
Stockholders Equity Note [Line Items]
Shares issued, price per share (CAD per share) | CAD / shares		CAD 25	CAD 25			CAD 25	CAD 25
Preferred stock issued, shares | shares		4,000,000	4,000,000			4,000,000	4,000,000
Carrying amount		CAD 97,259	CAD 97,259			CAD 97,259	CAD 97,259
Fixed cumulative annual dividend per share | CAD / shares		CAD 1.25				CAD 1.25
Common shares
Stockholders Equity Note [Line Items]
Common shares issued | shares		14,355,000	10,055,000	19,389,000
Shares issued, price per share (CAD per share) | CAD / shares		CAD 10.45	CAD 9.95	CAD 8.90		CAD 10.45	CAD 9.95
Cash proceeds from issuance of shares		CAD 150,010	CAD 100,047	CAD 172,562
Stock issuance cost			4,243	7,648		CAD 6,735
Stock issuance costs, net of tax		CAD 5,023	CAD 3,021	CAD 5,719
Government of Canada Bond Yield | Series A Preferred Stock
Stockholders Equity Note [Line Items]
Dividend variable interest rate						2.94%
Government of Canada Bond Yield | Series D Preferred Stock
Stockholders Equity Note [Line Items]
Dividend variable interest rate						3.28%
Government of Canada Treasury Bill Yield | Series B Preferred Stock
Stockholders Equity Note [Line Items]
Dividend variable interest rate						2.94%
Government of Canada Treasury Bill Yield | Series E Preferred Stock
Stockholders Equity Note [Line Items]
Dividend variable interest rate						3.28%
Emera | Subscription receipts | Park Water Company
Stockholders Equity Note [Line Items]
Common shares issued | shares	3,316,583
Shares issued, price per share (CAD per share) | CAD / shares	CAD 9.95
Proceeds from subscription receipts	CAD 33,000
Emera | Interest in Odell Wind Project | Subscription receipts
Stockholders Equity Note [Line Items]
Common shares issued | shares	8,708,170
Shares issued, price per share (CAD per share) | CAD / shares	CAD 8.90
Proceeds from subscription receipts	CAD 77,503
Range One | Employee share purchase
Stockholders Equity Note [Line Items]
Employer matching contribution, percent						20.00%
Range Two | Employee share purchase
Stockholders Equity Note [Line Items]
Employer matching contribution, percent						10.00%
Range Three | Employee share purchase
Stockholders Equity Note [Line Items]
Employer matching contribution, percent						15.00%